Expense Example	Dec. 29, 2025 USD ($)
T-REX 2X LONG MSTR DAILY TARGET ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,283
T-REX 2X INVERSE MSTR DAILY TARGET ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,283
T-REX 2X LONG NFLX DAILY TARGET ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,283
T-REX 2X INVERSE NFLX DAILY TARGET ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	$ 474